Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal Income Tax Rate	(34.00%)	(34.00%)
State Income Tax, Net of Federal Benefit	(5.94%)	(5.94%)
Change in valuation allowance	39.94%	39.94%
Sale of New Jersey NOL	(46.00%)	(34.00%)
Effective Income Tax Rate	(46.00%)	(34.00%)